Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
EBP 001
Employee Benefit Plan, Accounting Policy [Line Items]
Allowance for credit losses	$ 0	$ 0